UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Addison Clark Management, L.L.C.

Address:  10 Wright Street, Suite 100
          Westport, Connecticut 06880


13F File Number: 28-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Terence M. Hogan
Title:  Managing Member
Phone:  (203) 222-4000


Signature, Place and Date of Signing:

/s/ Terence M. Hogan          Southport, Connecticut        November 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total:  $174,594
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

----          -------------------               ------------------------------

                                                    FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2          COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7    COLUMN 8

                                 TITLE                          VALUE     SHRS OR   SH/ PUT/   INVSTMNT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS           CUSIP       (X$1000)  PRN AMT   PRN CALL   DSCRTN    MGRS    SOLE   SHARED  NONE
--------------                   --------           -----       --------  -------   --- ----   --------  ----    ----   ------  ----
AMYLIN PHARMACEUTICALS INC       COM                032346108    14,323     325,000 SH          SOLE     NONE    325,000
ARQULE INC                       COM                04269E107     1,342     318,713 SH          SOLE     NONE    318,713
AWARE INC MASS                   COM                05453N100     2,264     400,000 SH          SOLE     NONE    400,000
BROOKFIELD ASSET MGMT INC        CL A LTD VT SH     112585104    12,859     290,000 SH          SOLE     NONE    290,000
CITIGROUP INC                    COM                172967101       571      11,500 SH  PUT     SOLE     NONE     11,500
CROCS INC                        COM                227046109     2,886      85,000 SH          SOLE     NONE     85,000
DYNEGY INC NEW                   CL A               26816Q101     9,972   1,800,000 SH          SOLE     NONE  1,800,000
EL PASO CORP                     COM                28336L109    18,413   1,349,900 SH          SOLE     NONE  1,349,900
FREESCALE SEMICONDUCTOR INC      COM CL A           35687M107     6,012     158,000 SH          SOLE     NONE    158,000
FULL HOUSE RESORTS INC           COM                359678109     1,724     514,500 SH          SOLE     NONE    514,500
JANUS CAP GROUP INC              COM                47102X105    18,397     932,900 SH          SOLE     NONE    932,900
JOHNSON & JOHNSON                COM                478160104     3,247      50,000 SH  CALL    SOLE     NONE     50,000
JP MORGAN CHASE & CO             COM                46625H100     2,348      50,000 SH  PUT     SOLE     NONE     50,000
LIBERTY GLOBAL INC               COM SER A          530555101    22,407     870,500 SH          SOLE     NONE    870,500
MICROSOFT CORP                   COM                594918104     1,094      40,000 SH  CALL    SOLE     NONE     40,000
NETFLIX COM INC                  COM                64110L106       342      15,000 SH  PUT     SOLE     NONE     15,000
OMNIVISION TECHNOLOGIES INC      COM                682128103       214      15,000 SH  PUT     SOLE     NONE     15,000
PINNACLE ENTMT INC               COM                723456109     1,547      55,000 SH          SOLE     NONE     55,000
RITE AID CORP                    COM                767754104     2,406     530,000 SH  CALL    SOLE     NONE    530,000
SIX FLAGS INC                    COM                83001P109     6,000   1,147,300 SH          SOLE     NONE  1,147,300
SPRINT NEXTEL CORP               COM FON            852061100       343      20,000 SH  CALL    SOLE     NONE     20,000
ST JOE CO                        COM                790148100     9,054     165,000 SH          SOLE     NONE    165,000
TELIK INC                        COM                87959M109    10,671     599,848 SH          SOLE     NONE    599,848
THORNBURG MTG INC                COM                885218107       255      10,000 SH  PUT     SOLE     NONE     10,000
TIME WARNER INC                  COM                887317105     2,370     130,000 SH  CALL    SOLE     NONE    130,000
TODCO                            COM                88889T107     3,460     100,000 SH          SOLE     NONE    100,000
TRUMP ENTMT RESORTS INC          COM                89816T103    18,402   1,085,000 SH          SOLE     NONE  1,085,000
WACHOVIA CORP 2ND NEW            COM                929903102     1,674      30,000 SH  PUT     SOLE     NONE     30,000
                                                                174,594




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